Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Comprehensive Income [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 0	$ 1	$ 686,671	$ (434,739)	$ 0	$ 251,933	$ 269,747	$ 521,680
Beginning balance, shares at Dec. 31, 2018	46,302	12,843,414
Net income/(loss)				(192,110)		(192,110)	7,658	(184,452)
Tender offer- redemption of preferred stock (Note 17)	$ 0	$ 0	(47,788)	28,933	0	(18,855)	0	(18,855)
Tender offer- redemption of preferred stock (Note 17), shares	(19,771)
Conversion of convertible preferred stock to common stock (Note 17), shares converted	(3,289)
Conversion of convertible preferred stock to common stock (Note 17), shares issued		352,770
Issuance of capital surplus	$ 0	$ 0	(3)	0	0	(3)	0	(3)
Issuance of capital surplus, shares		(1,123)
Cancellation of shares (Note 17)	0	$ 0	0	0	0	0	0	0
Cancellation of shares (Note 17), shares		(3,379)
Stock-based compensation expenses (Note 17)	0	$ 0	2,885	0	0	2,885	0	2,885
Stock-based compensation expenses (Note 17), shares		168,674
Navios Containers deconsolidation	$ 0	$ 0	0	0	0	0	(162,230)	(162,230)
Ending balance, shares at Dec. 31, 2019	23,242	13,360,356
Ending balance, value at Dec. 31, 2019	$ 0	$ 1	641,765	(597,916)	0	43,850	115,175	159,025
Net income/(loss)				(192,961)		(192,961)	4,356	(188,605)
Conversion of convertible preferred stock to common stock (Note 17), shares converted	(210)
Conversion of convertible preferred stock to common stock (Note 17), shares issued		22,712
Cancellation of shares (Note 17)	$ 0	$ 0	0	0	0	0	0	0
Cancellation of shares (Note 17), shares		(1,345)
Stock-based compensation expenses (Note 17)	0	$ 0	1,268	0	0	1,268	0	1,268
Stock-based compensation expenses (Note 17), shares		85,161
Issuance of common stock (Note 17)	0	$ 0	0	0	0	0	0	0
Issuance of common stock (Note 17), shares		2,414,263
Other adjustments in accumulated deficit	0	$ 0	0	6,285	0	6,285	0	6,285
Dividends paid to noncontrolling shareholders	$ 0	$ 0	0	0	0	0	(12,256)	(12,256)
Ending balance, shares at Dec. 31, 2020	23,032	15,881,147
Ending balance, value at Dec. 31, 2020	$ 0	$ 1	643,033	(784,592)	0	(141,558)	107,275	(34,283)
Net income/(loss)				116,686		116,686	(24,785)	91,901
Cancellation of shares (Note 17)	0	$ 1	0	0	0	0	0	0
Cancellation of shares (Note 17), shares		(894)
Stock-based compensation expenses (Note 17)	0	$ 0	589	0	0	589	0	589
Stock-based compensation expenses (Note 17), shares		16,825
Issuance of common stock (Note 17)	0	$ 0	0	0	0	1	0	1
Issuance of common stock (Note 17), shares		9,301,542
Sale of shares (Note 17)	0	$ 0	44,436	0	0	44,436	0	44,436
Acquisition of Noncontrolling Interest (Note 17)	$ 0	$ 0	(8,757)	0	0	(8,757)	(27,243)	(36,000)
Ending balance, shares at Dec. 31, 2021	23,032	25,198,620
Ending balance, value at Dec. 31, 2021	$ 0	$ 2	$ 679,301	$ (667,906)	$ 0	$ 11,397	$ 55,247	$ 66,644